PGIM Laddered S&P 500 Buffer 20 ETF
Schedule of Investments  (unaudited)
as of July 31, 2025
Description	Shares	Value
Long-Term Investments 99.8%
Affiliated Exchange-Traded Funds
PGIM S&P 500 Buffer 20 ETF - January*	154,947	$4,552,730

PGIM S&P 500 Buffer 20 ETF - February*	157,553	4,558,922

PGIM S&P 500 Buffer 20 ETF - March*	158,605	4,621,734

PGIM S&P 500 Buffer 20 ETF - April*	162,531	4,530,682

PGIM S&P 500 Buffer 20 ETF - May*	159,003	4,605,522

PGIM S&P 500 Buffer 20 ETF - June*	162,954	4,689,001

PGIM S&P 500 Buffer 20 ETF - July*	162,153	4,653,921

PGIM S&P 500 Buffer 20 ETF - August*	161,974	4,645,414

PGIM S&P 500 Buffer 20 ETF - September*	162,368	4,573,014

PGIM S&P 500 Buffer 20 ETF - October*	163,006	4,559,229

PGIM S&P 500 Buffer 20 ETF - November*	163,337	4,618,664

PGIM S&P 500 Buffer 20 ETF - December*	164,385	4,560,204

Total Long-Term Investments (cost $52,252,703)		55,169,037

Short-Term Investment 0.2%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 4.492%) (cost $110,211)	110,211	110,211

TOTAL INVESTMENTS 100.0% (cost $52,362,914)(wa)		55,279,248
Other assets in excess of liabilities 0.0%		427

Net Assets 100.0%		$55,279,675

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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